Revenue from contract with customers - Schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 84,813	$ 88,236	$ 168,305	$ 176,379
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69,339	80,332	139,620	160,156
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			28,686	16,223
Mobile | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,527	60,822	100,966	121,258
Web | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,812	19,510	38,654	38,898
Over the time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69,268	80,099	139,471	159,702
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	71	233	149	454
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,498	69,943	121,512	140,129
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,497	69,943	121,511	140,129
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,842	$ 10,389	$ 18,109	$ 20,027